Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss
15 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	2018	2017
Trading liabilities	31,215	73,596
Non-trading derivatives	2,299	2,331
Designated at fair value through profit or loss	59,179	11,215
	92,693	87,142

At January 1 2018, repurchase financial liabilities that are managed and whose performance is evaluated on a fair value basis, amounting to EUR 37,161 million, were classified as financial liabilities ‘Designated at fair value through profit or loss’, which were previously reported as ‘Trading liabilities’. The related reverse repurchase portfolios, amounting to EUR 54,825 million, are classified as financial assets ‘Mandatorily measured at fair value through profit or loss’.

Trading liabilities

Trading liabilities by type
	2018	2017
Equity securities	355	601
Debt securities	5,363	5,126
Funds on deposit	3,968	41,956
Derivatives	21,528	25,913
	31,215	73,596

As at 31 December 2018, Trading liabilities include funds on deposit of EUR 3,227 million (2017: EUR 41,436 million) with regard to repurchase transactions.

Reference is made to Note 44 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.

Non-trading derivatives

Non-trading derivatives by type
	2018	2017
Derivatives used in:
- fair value hedges	1,035	317
- cash flow hedges	458	339
- hedges of net investments in foreign operations	17	71
Other non-trading derivatives	791	1,604
	2,299	2,331

Reference is made to Note 40 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for which no hedge accounting is applied.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2018	2017
Debt securities	8,216	8,985
Funds entrusted	50,650	1,691
Subordinated liabilities	313	539
	59,179	11,215

As at 31 December 2018, financial liabilities designated at fair value through profit or loss include funds entrusted of EUR 49,010 million with regard to repurchase transactions.

As at 31 December 2018, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR 18 million (2017: EUR 248 million) on a cumulative basis. This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves). In 2018, in accordance with IFRS 9, the changes in own credit risk are recognised in OCI net of tax.

The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements is EUR 9,934 million (2017: EUR  10,742 million).